Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations (Parenthetical) (Detail) (Other postretirement benefit obligations [Member])	12 Months Ended
Dec. 31, 2012
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Percentage of increase in healthcare cost trend	1.00%
Percentage of decrease in healthcare cost trend	1.00%